7. Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 7 - Goodwill

Goodwill was $13,962,880 at March 31, 2014 and $7,642,825 at December 31, 2013, with the increase arising from the acquisition of Paloma and VasculoMedics in the three months ended March 31, 2014. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” the Company’s goodwill is considered to have indefinite lives and was therefore not amortized, but rather is subject to annual impairment tests.

As of March 31, 2014, Company management determined that the fair value of its businesses for accounting purposes was equal to its market capitalization of approximately $34,900,000, which was 147% of the $23,688,138 total for goodwill and intangible assets on the balance sheet as of March 31, 2014. Based on this determination, Company management concluded that no impairment had occurred as of March 31, 2014 on a Company-wide basis. However, it is possible that impairment may have occurred on a reporting-unit basis and the Company intends to test impairment on a reporting-unit basis beginning with the three months ending June 30, 2014. As of December 31, 2013, Company management determined that the fair value of its businesses for accounting purposes was equal to its market capitalization of approximately $19,600,000, which was 128% of the $15,334,507 goodwill and intangible assets on the balance sheet as of December 31, 2013. Based on this determination, Company management concluded that no impairment had occurred as of December 31, 2013.

Goodwill was $7,642,825 at December 31, 2013 and $1,935,621 at December 31, 2012.  Given the Company’s decision as of June 30, 2013 to suspend development of its MMA business, the goodwill for ProElite was considered to be fully impaired as of that date. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” the Company’s goodwill is considered to have indefinite lives and were therefore not amortized, but rather is subject to annual impairment tests. As of December 31, 2013, Company Management determined that the fair value of its businesses for accounting purposes was equal to its market capitalization of approximately $19,600,000, which was 128% of the $15,334,507 goodwill and intangible assets on the balance sheet as of December 31, 2013. Based on this determination, Company Management concluded that goodwill was not impaired as of December 31, 2013.